Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Sublease agreement office space, term	1 year
Sublease commenced per month value	$ 300
Save on Transport Inc [Member]
Sublease agreement office space, term		1 year
Sublease commenced per month value		$ 300
Proceeds from shareholder loan		$ 1,680